Warrant liability	9 Months Ended
May 31, 2022
Warrant Liability
Warrant liability

16.	Warrant liability

Liability measured warrants having CAD exercise price

The following tables reflect the continuity of the Company’s liability measured warrants for the nine months ended May 31, 2022, and 2021:

Amount
$

Balance at August 31, 2020	14,135,321
Issued on conversion of convertible debt	1,103,661
Exercised	(1,271,947)
Change in fair value	(7,071,518)
Foreign exchange	1,129,258
Balance, May 31, 2021	8,024,775

Amount
$

Balance at August 31, 2021	4,868,703
Change in fair value	(4,667,583)
Foreign exchange	(65,371)
Balance, May 31, 2022	135,749

The following tables reflects the continuity of the Company’s outstanding liability warrants for the nine months ended May 31, 2022, and 2021:

	Number of warrants	Weighted-average exercise price CAD
	#	$

Outstanding, August 31, 2020	2,405,369	9.60
Issued on conversion of convertible debt	175,331	7.50
Exercised	(747,129)	9.64
Expired	(222,842)	10.03
Outstanding as of May 31, 2021	1,610,729	9.30

	Number of warrants	Weighted-average exercise price CAD
	#	$

Outstanding, August 31, 2021	1,452,843	8.96
Expired	(123,159)	9.24
Outstanding as of May 31, 2022	1,329,684	8.93

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and nine months ended May 31, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

The following table reflects the liability measured warrants issued and outstanding as of May 31, 2022:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price CAD	Average remaining contractual life (years)
December 20, 2022	29,066	27.00	0.56
March 20, 2023	27,777	13.50	0.80
March 30, 2023	46,909	13.50	0.83
March 31, 2023	17,222	13.50	0.83
May 27, 2023	130,304	13.50	0.99
July 8, 2024	445,982	7.50	2.11
July 25, 2024	401,624	7.50	2.15
August 8, 2024	230,800	7.50	2.19
	1,329,684	$8.93	1.90

As at May 31, 2022, the fair value of the 1,329,684 warrants outstanding (August 31, 2021 – 1,452,843) was determined to be $135,749 (August 31, 2021 – $4,868,703) as calculated using the Black Scholes option pricing model with the following range of assumptions: 0.56 – 2.19 years (August 31, 2021 – 0.53 – 2.94) as expected average life; share price of CAD$1.18 (August 31, 2021 – CAD$8.42); exercise price of CAD$7.50 – CAD$27.00 (August 31, 2021 – CAD$7.50 – CAD$27.00); 95% expected volatility (August 31, 2021 – 70% - 90%); risk free interest rate of 2.57% - 2.64% (August 31, 2021 – 0.28% - 0.63%); and an expected dividend yield of 0%.

Equity measured warrants having USD exercise price

The Company’s 3,736,296 equity measured warrants as of May 31, 2022, and August 31, 2021, had an average weighted-average exercise price of $15.

The following table reflects the equity measured warrants issued and outstanding as of May 31, 2022:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price USD	Average remaining contractual life (years)
November 20, 2022	224,719	15.00	0.47
January 8, 2024	1,868,787	15.00	1.61
January 22, 2024	522,898	15.00	1.65
February 24, 2024	1,058,227	15.00	1.74
August 19, 2024	49,999	15.00	2.22
September 15, 2024	11,666	15.00	2.30
	3,736,296	$15.00	1.59

If all equity measured warrants outstanding and exercisable as of May 31, 2022, were exercised, the Company would receive cash from exercise of approximately $56.0 million.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and nine months ended May 31, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)